UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2017

Date of reporting period: July 31, 2016

Item 1.	Reports to Stockholders.

July 31, 2016

SEMI-ANNUAL REPORT

SEI Daily Income Trust

➤ Government Fund

➤ Government II Fund

➤ Treasury Fund

➤ Treasury II Fund

➤ Ultra Short Duration Bond Fund

➤ Short Duration Government Fund

➤ GNMA Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

July 31, 2016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.6%
FFCB (A)
0.467%, 08/01/2016	$10,527	$10,527
0.495%, 08/03/2016	1,705	1,705
0.485%, 08/03/2016	15,738	15,739
0.440%, 08/03/2016	855	855
0.508%, 08/05/2016	19,210	19,208
0.498%, 08/05/2016	17,510	17,507
0.565%, 08/06/2016	490	490
0.480%, 08/06/2016	5,821	5,821
0.503%, 08/08/2016	3,420	3,420
0.464%, 08/09/2016	12,335	12,335
0.534%, 08/10/2016	30,000	29,997
0.504%, 08/11/2016	1,520	1,520
0.494%, 08/11/2016	3,605	3,605
0.506%, 08/12/2016	2,510	2,510
0.508%, 08/13/2016	44,545	44,554
0.503%, 08/13/2016	175	175
0.499%, 08/14/2016	8,250	8,250
0.502%, 08/16/2016	6,515	6,513
0.477%, 08/16/2016	8,170	8,170
0.532%, 08/17/2016	2,370	2,371
0.532%, 08/20/2016	14,585	14,584
0.517%, 08/20/2016	11,337	11,340
0.457%, 08/20/2016	6,895	6,895
0.493%, 08/23/2016	5,900	5,900
0.533%, 08/24/2016	8,455	8,457
0.528%, 08/24/2016	1,900	1,900
0.518%, 08/25/2016	13,989	13,995
0.520%, 08/26/2016	660	660
0.510%, 08/26/2016	895	895
0.563%, 08/28/2016	50,000	49,994
0.526%, 08/29/2016	27,645	27,643
0.516%, 08/29/2016	6,000	6,000
FFCB DN (B)
0.491%, 08/31/2016	6,616	6,613
0.350%, 09/12/2016	14,505	14,499
0.381%, 12/15/2016	36,325	36,273
0.441%, 01/23/2017	7,060	7,045
0.517%, 03/31/2017	24,000	23,917
0.583%, 06/23/2017	5,945	5,914
FHLB
0.523%, 08/06/2016 (A)	73,855	73,855
0.473%, 08/06/2016 (A)	50,000	50,000
0.525%, 08/07/2016 (A)	80,000	80,000
0.429%, 08/09/2016 (A)	7,915	7,915
0.535%, 08/14/2016 (A)	14,455	14,455

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.489%, 08/14/2016 (A)	$36,000	$35,996
0.449%, 08/14/2016 (A)	12,980	12,980
0.460%, 08/19/2016	5,300	5,300
0.487%, 08/20/2016 (A)	8,630	8,630
0.500%, 08/21/2016 (A)	7,485	7,483
0.475%, 08/21/2016 (A)	11,000	11,000
0.465%, 08/21/2016 (A)	42,500	42,497
0.537%, 08/22/2016 (A)	50,000	50,000
0.536%, 08/24/2016 (A)	43,365	43,365
0.488%, 08/25/2016 (A)	9,755	9,755
0.490%, 08/26/2016	9,245	9,245
0.470%, 08/26/2016	12,000	11,999
0.569%, 09/13/2016 (A)	23,145	23,145
0.518%, 09/15/2016 (A)	22,010	22,010
0.599%, 09/18/2016 (A)	35,000	35,000
0.626%, 10/08/2016 (A)	40,000	40,000
0.656%, 10/26/2016 (A)	80,000	79,994
0.636%, 10/26/2016 (A)	12,325	12,325
0.654%, 10/27/2016 (A)	25,000	24,998
FHLB DN (B)
0.304%, 08/02/2016	70,425	70,424
0.415%, 08/03/2016	84,200	84,198
0.310%, 08/09/2016	50,000	49,997
0.450%, 08/18/2016	5,240	5,239
0.491%, 08/19/2016	14,572	14,568
0.470%, 08/24/2016	89,144	89,117
0.495%, 08/26/2016	12,000	11,996
0.326%, 08/31/2016	112,000	111,970
0.458%, 09/02/2016	67,860	67,832
0.398%, 09/09/2016	50,000	49,978
0.405%, 09/14/2016	28,000	27,986
0.466%, 09/15/2016	25,000	24,986
0.400%, 09/16/2016	51,175	51,149
0.415%, 09/23/2016	100,000	99,939
0.380%, 09/27/2016	88,290	88,237
0.491%, 09/30/2016	22,000	21,982
0.401%, 10/03/2016	45,000	44,969
0.350%, 10/05/2016	20,000	19,987
0.391%, 10/07/2016	15,870	15,859
0.478%, 10/14/2016	35,000	34,966
0.377%, 10/21/2016	44,140	44,103
0.456%, 10/25/2016	20,000	19,979
0.451%, 10/26/2016	52,500	52,444
0.397%, 10/28/2016	70,555	70,488
0.449%, 11/14/2016	4,325	4,319
0.467%, 11/18/2016	115,505	115,342
0.401%, 11/25/2016	72,015	71,922
0.511%, 12/07/2016	40,000	39,927
0.499%, 12/21/2016	11,505	11,482
0.441%, 01/11/2017	33,180	33,114
0.451%, 01/13/2017	39,090	39,009
0.476%, 01/20/2017	138,230	137,916

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund (Concluded)

July 31, 2016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.484%, 01/25/2017	$135,000	$134,680
0.481%, 01/27/2017	81,370	81,176
FHLMC
0.483%, 08/13/2016 (A)	12,000	11,999
FHLMC DN (B)
0.486%, 08/19/2016	7,320	7,318
0.320%, 08/26/2016	80,000	79,982
0.401%, 10/04/2016	50,000	49,965
0.401%, 10/05/2016	40,000	39,971
0.396%, 10/06/2016	21,000	20,985
0.391%, 10/20/2016	50,000	49,957
0.431%, 11/03/2016	50,000	49,944
0.451%, 12/16/2016	20,000	19,966
0.401%, 01/04/2017	12,590	12,568
0.411%, 01/17/2017	30,000	29,942
0.438%, 01/18/2017	15,745	15,712
FHLMC MTN (A)
0.492%, 08/20/2016	12,560	12,558
0.631%, 10/08/2016	22,855	22,855
0.637%, 10/12/2016	36,215	36,215
FNMA
0.503%, 02/16/2016 (A)	6,750	6,750
0.501%, 08/15/2016 (A)	8,442	8,442
0.502%, 08/16/2016 (A)	945	945
0.625%, 08/26/2016	480	480
0.510%, 08/26/2016 (A)	565	565
0.505%, 08/26/2016 (A)	20,093	20,091
0.597%, 09/20/2016 (A)	48,845	48,850
FNMA DN (B)
0.310%, 08/22/2016	55,000	54,990
0.431%, 10/05/2016	59,655	59,609
0.421%, 10/17/2016	40,000	39,964
0.350%, 12/16/2016	111,235	111,087
0.528%, 01/05/2017	120,485	120,208
0.441%, 02/14/2017	35,380	35,295
0.634%, 06/01/2017	8,710	8,663

Total U.S. Government Agency Obligations (Cost $3,966,899) ($ Thousands)		3,966,899

U.S. TREASURY OBLIGATIONS — 18.1%
U.S. Treasury Bill (B)
0.155%, 08/04/2016	200,000	199,997
0.250%, 08/18/2016	875,000	874,897
0.270%, 08/25/2016	79,000	78,986
0.285%, 09/08/2016	100,000	99,970
0.320%, 10/27/2016	119,000	118,908
0.411%, 01/19/2017	75,000	74,854

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. Treasury Note
2.750%, 11/30/2016	$26,385	$26,591

Total U.S. Treasury Obligations (Cost $1,474,203) ($ Thousands)		1,474,203

REPURCHASE AGREEMENTS (C) — 29.1%
Bank of Montreal 0.310%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $375,009,555 (collateralized by various U.S. Treasury obligations, ranging in par value $18,800 - $145,213,500, 0.125% - 1.875%, 05/31/2017 - 01/15/2022; with total market value $382,500,074)	375,000	375,000
Citigroup 0.350%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $205,005,897 (collateralized by various FMAC, FNMA and U.S. Treasury obligations, ranging in par value $1,000 - $142,011,000, 0.000% - 10.000%, 07/01/2017 - 05/25/2044; with total market value $214,068,534)	205,000	205,000
Goldman Sachs 0.250%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $65,001,336 (collateralized by various U.S. Treasury obligations, ranging in par value $3,984,700 - $43,136,900, 3.625% - 5.250%, 11/15/2028 - 02/15/2044; with total market value $66,300,096)	65,000	65,000
Goldman Sachs 0.300%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $300,007,397 (collateralized by various FFCB, FHLB and FNMA obligations, par value ranging $15,000 - $43,800,000, 0.000% - 5.125%, 08/01/2016 - 07/15/2036; with total market value $306,000,177)	300,000	300,000
Mitsubishi 0.360%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $200,005,918 (collateralized by various U.S. Treasury obligations, ranging in par value $59,600 - $81,079,700, 0.000% - 3.625%, 12/31/2020 - 02/28/2021; with total market value $204,000,017)	200,000	200,000

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mitsubishi 0.300%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $480,011,836 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $90,513,500, 0.000% - 6.750%, 09/30/2016 - 05/15/2046; with total market value $489,600,053)	$480,000	$480,000
RBC Capital 0.310%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $150,003,822 (collateralized by various U.S. Treasury obligations, ranging in par value $59,608,800 - $88,877,800, 1.500% - 2.000%, 03/31/2023 - 08/15/2025; with total market value $153,000,033)	150,000	150,000
RBC Markets 0.320%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $250,006,575 (collateralized by various FNMA, FMAC and GNMA obligations, ranging in par value $4,654 - $34,944,865, 1.875% - 7.000%, 11/18/2018 - 08/01/2046; with total market value $256,678,370)	250,000	250,000
TD Bank 0.330%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $155,004,204 (collateralized by various U.S. Treasury obligations, ranging in par value $9,900 - $25,000,000, 0.000% - 3.000%, 10/27/2016 - 02/15/2046; with total market of $158,100,029)	155,000	155,000
TD Securities 0.350%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $200,005,753 (collateralized by various FMAC, FNMA, GNMA and U.S. Treasury obligations, par value $58,441 - $43,261,414, 1.750% - 4.500%, 02/28/2022 - 07/01/2046; with total market value $205,811,361)	200,000	200,000

Total Repurchase Agreements (Cost $2,380,000) ($ Thousands)		2,380,000

Total Investments — 95.8% (Cost $7,821,102) ($ Thousands)		$7,821,102

Percentages are based on a Net Assets of $8,163,625 ($ Thousands).

(A)	Variable Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect as of July 31, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.
(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

As of July 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended July 31, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

July 31, 2016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 72.3%
FFCB (A)
0.467%, 08/01/2016	$5,855	$5,855
0.505%, 08/02/2016	133	133
0.495%, 08/03/2016	5,280	5,280
0.485%, 08/03/2016	9,317	9,317
0.440%, 08/03/2016	570	570
0.508%, 08/05/2016	19,165	19,163
0.498%, 08/05/2016	6,250	6,249
0.565%, 08/06/2016	285	285
0.480%, 08/06/2016	3,904	3,904
0.508%, 08/08/2016	380	379
0.503%, 08/08/2016	2,080	2,080
0.464%, 08/09/2016	7,665	7,665
0.534%, 08/10/2016	10,000	9,999
0.504%, 08/11/2016	480	480
0.494%, 08/11/2016	2,295	2,295
0.506%, 08/12/2016	1,540	1,540
0.508%, 08/13/2016	23,750	23,758
0.488%, 08/13/2016	2,550	2,547
0.499%, 08/14/2016	5,250	5,250
0.489%, 08/14/2016	2,132	2,132
0.502%, 08/16/2016	3,228	3,227
0.477%, 08/16/2016	5,830	5,830
0.532%, 08/17/2016	1,360	1,360
0.532%, 08/20/2016	5,455	5,455
0.517%, 08/20/2016	6,968	6,970
0.457%, 08/20/2016	4,360	4,360
0.493%, 08/23/2016	4,100	4,100
0.533%, 08/24/2016	5,170	5,171
0.518%, 08/25/2016	9,011	9,015
0.520%, 08/26/2016	1,285	1,285
0.510%, 08/26/2016	605	605
0.546%, 08/27/2016	3,030	3,031
0.536%, 08/29/2016	50	50
0.526%, 08/29/2016	9,955	9,954
FFCB DN (B)
0.340%, 08/16/2016	10,200	10,199
0.300%, 08/22/2016	20,900	20,896
0.320%, 08/24/2016	20,000	19,996
0.270%, 08/29/2016	19,245	19,241
0.350%, 09/12/2016	15,495	15,489
0.391%, 11/08/2016	6,480	6,473
0.441%, 11/16/2016	5,220	5,213
0.371%, 12/05/2016	25,000	24,968
0.381%, 12/15/2016	13,060	13,041
0.461%, 12/16/2016	3,015	3,010
0.441%, 01/10/2017	18,915	18,877

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.602%, 01/20/2017	$9,225	$9,198
0.441%, 01/23/2017	2,495	2,490
0.542%, 01/24/2017	10,000	9,974
0.451%, 01/27/2017	9,815	9,793
0.542%, 02/10/2017	9,190	9,163
0.502%, 02/17/2017	2,510	2,503
0.542%, 02/21/2017	20,000	19,939
0.542%, 03/07/2017	3,915	3,902
0.502%, 03/16/2017	14,360	14,315
0.532%, 03/23/2017	7,417	7,391
0.593%, 03/30/2017	7,905	7,874
0.517%, 03/31/2017	20,000	19,931
FHLB
0.410%, 08/05/2016	1,810	1,810
0.525%, 08/07/2016 (A)	20,000	20,000
0.525%, 08/07/2016 (A)	25,000	25,000
0.429%, 08/09/2016 (A)	5,140	5,140
0.461%, 08/12/2016	10,000	9,999
0.535%, 08/14/2016 (A)	5,375	5,375
0.449%, 08/14/2016 (A)	7,265	7,265
0.460%, 08/19/2016	18,335	18,335
0.487%, 08/20/2016 (A)	3,500	3,500
0.500%, 08/21/2016 (A)	1,315	1,315
0.475%, 08/21/2016 (A)	6,000	6,000
0.536%, 08/24/2016 (A)	16,120	16,120
0.488%, 08/25/2016 (A)	5,245	5,245
0.490%, 08/26/2016	5,470	5,470
0.470%, 08/26/2016	3,725	3,725
1.360%, 09/06/2016	200	200
3.750%, 09/09/2016	920	923
0.518%, 09/15/2016 (A)	15,090	15,090
0.530%, 09/16/2016	1,890	1,890
0.599%, 09/18/2016 (A)	5,000	5,000
0.450%, 10/07/2016	3,000	3,000
0.656%, 10/26/2016 (A)	20,000	19,998
0.636%, 10/26/2016 (A)	7,360	7,360
0.654%, 10/27/2016 (A)	9,000	8,999
0.654%, 10/27/2016 (A)	12,140	12,140
FHLB DN (B)
0.421%, 08/10/2012	26,185	26,182
0.290%, 08/02/2016	7,125	7,125
0.450%, 08/03/2016	15,000	15,000
0.410%, 08/04/2016	120,000	119,996
0.401%, 08/17/2016	690	690
0.491%, 08/19/2016	8,753	8,751
0.464%, 08/24/2016	20,285	20,279
0.495%, 08/26/2016	11,331	11,327
0.290%, 08/30/2016	26,660	26,654
0.466%, 09/02/2016	19,125	19,117
0.501%, 09/07/2016	5,000	4,997
0.524%, 09/09/2016	13,149	13,142
0.576%, 09/14/2016	10,095	10,088

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.400%, 09/16/2016	$14,050	$14,043
0.511%, 09/23/2016	20,000	19,985
0.380%, 09/27/2016	12,000	11,993
0.401%, 10/03/2016	35,000	34,975
0.478%, 10/14/2016	10,000	9,990
0.376%, 10/28/2016	113,115	113,013
0.550%, 11/18/2016	12,530	12,509
0.401%, 11/25/2016	14,735	14,716
0.441%, 01/11/2017	12,335	12,310
0.451%, 01/13/2017	14,055	14,026
0.481%, 01/27/2017	18,630	18,586
Tennessee Valley Authority DN
0.289%, 08/02/2016 (B)	92,800	92,799

Total U.S. Government Agency Obligations (Cost $1,304,362) ($ Thousands)		1,304,362

U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Bill (B)
0.256%, 08/04/2016	227,000	226,995
0.290%, 08/11/2016	56,000	55,996
0.241%, 08/18/2016	34,000	33,996
0.262%, 08/25/2016	123,520	123,498
0.285%, 09/08/2016	31,200	31,191
U.S. Treasury Note
0.488%, 08/02/2016 (A)	14,000	14,010
2.750%, 11/30/2016	9,490	9,564

Total U.S. Treasury Obligations (Cost $495,250) ($ Thousands)		495,250

Total Investments — 99.8% (Cost $1,799,612) ($ Thousands)		$1,799,612

Percentages are based on a Net Assets of $1,803,698 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2016. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

As of July 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended July 31, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

July 31, 2016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 77.2%
U.S. Treasury Bill (A)
0.420%, 08/18/2016	$7,024	$7,023
0.477%, 09/08/2016	1,798	1,797
0.505%, 09/15/2016	4,936	4,933
0.481%, 11/25/2016	5,000	4,992
0.387%, 01/05/2017	2,000	1,997
0.406%, 01/12/2017	3,000	2,994
0.422%, 01/19/2017	3,000	2,994
0.426%, 01/26/2017	15,000	14,968
U.S. Treasury Note
0.592%, 08/02/2016 (B)	1,000	1,000
0.510%, 08/02/2016 (B)	8,500	8,499
0.397%, 08/02/2016 (B)	5,520	5,519
0.373%, 08/02/2016 (B)	6,065	6,065
4.875%, 08/15/2016	10,000	10,018
0.625%, 08/15/2016	1,749	1,749
3.000%, 08/31/2016	6,872	6,886
0.500%, 08/31/2016	25,081	25,082
0.875%, 09/15/2016	5,030	5,033
1.000%, 09/30/2016	2,830	2,833
0.500%, 09/30/2016	2,303	2,303
0.750%, 01/15/2017	360	360
0.750%, 03/15/2017	500	501
2.500%, 06/30/2017	350	356
0.750%, 06/30/2017	350	350
0.625%, 06/30/2017	330	330

Total U.S. Treasury Obligations (Cost $118,582) ($ Thousands)		118,582

REPURCHASE AGREEMENTS (C) — 15.0%
Bank of Montreal 0.310%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $2,000,051 (collateralized by various U.S. Treasury obligations, ranging in par value $200 - $1,024,900, 0.125% - 2.375%, 01/31/2017 - 02/15/2046; with total market value $2,040,001)	2,000	2,000
Citigroup 0.330%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $2,000,054, (collateralized by a U.S. Treasury obligation, par value $1,938,500, 2.000%, 02/15/2025; with total market value $2,040,050)	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs 0.250%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $5,000,103 (collateralized by a U.S. Treasury obligation, par value $3,533,300, 4.375%, 05/15/2040; with total market value $5,100,133)	$5,000	$5,000
Mitsubishi 0.300%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $5,000,123 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $2,907,000, 0.000% - 5.375%, 12/15/2016 - 02/15/2046; with total market value $5,100,001)	5,000	5,000
RBC Capital 0.310%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $7,000,178 (collateralized by various U.S. Treasury obligations, ranging in par value $1,937,100 - $5,020,400, 1.500% - 2.000%, 02/15/2022 - 03/31/2023; with total market value $7,140,020)	7,000	7,000
TD Bank 0.330%, dated 07/31/16, to be repurchased on 08/01/16, repurchase price $2,000,054 (collateralized by various U.S. Treasury obligations, ranging in par value $600 - $1,688,800, 1.750% - 3.125%, 12/31/2022 - 08/15/2044; with total market value $2,040,069)	2,000	2,000

Total Repurchase Agreements (Cost $23,000) ($ Thousands)		23,000

Total Investments — 92.2% (Cost $141,582) ($ Thousands)		$141,582

Percentages are based on a Net Assets of $153,558 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2016. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

As of July 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended July 31, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

July 31, 2016

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 94.8%
U.S. Treasury Bills (A)
0.273%, 08/11/2016	$59,100	$59,096
0.299%, 08/18/2016	111,529	111,513
0.271%, 08/25/2016	57,250	57,240
0.477%, 09/08/2016	5,090	5,087
0.505%, 09/15/2016	10,288	10,282
0.320%, 10/27/2016	30,000	29,977
0.396%, 11/03/2016	13,300	13,286
0.481%, 11/25/2016	3,000	2,995
0.387%, 01/05/2017	10,000	9,983
0.406%, 01/12/2017	11,000	10,980
0.428%, 01/19/2017	29,000	28,941
0.426%, 01/26/2017	26,000	25,945
U.S. Treasury Notes
0.592%, 08/02/2016 (B)	2,000	2,000
0.510%, 08/02/2016 (B)	30,000	30,001
0.488%, 08/02/2016 (B)	5,620	5,614
0.397%, 08/02/2016 (B)	15,035	15,032
0.373%, 08/02/2016 (B)	7,480	7,479
4.875%, 08/15/2016	18,000	18,032
0.625%, 08/15/2016	5,599	5,599
3.000%, 08/31/2016	17,224	17,259
0.500%, 08/31/2016	29,790	29,791
0.875%, 09/15/2016	5,537	5,540
0.500%, 09/30/2016	5,287	5,288
0.625%, 02/15/2017	5,300	5,304
0.750%, 03/15/2017	1,000	1,002
2.500%, 06/30/2017	870	884
0.750%, 06/30/2017	870	870
0.625%, 06/30/2017	815	814

Total U.S. Treasury Obligations (Cost $515,834) ($ Thousands)		515,834

Total Investments — 94.8% (Cost $515,834) ($ Thousands)		$515,834

Percentages are based on a Net Assets of $543,876 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2016. The demand and interest rate reset features give this security a shorter effective maturity date.

As of July 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended July 31, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 52.4%‡

Consumer Discretionary — 0.9%
AutoZone
1.625%, 04/21/2019	$65	$65
1.300%, 01/13/2017	350	351
NBCUniversal Enterprise
1.365%, 02/25/2016 (A) (B)	575	578
Thomson Reuters
1.650%, 09/29/2017	300	301
Time Warner Cable
5.850%, 05/01/2017	400	413
Whirlpool
1.350%, 03/01/2017	335	335

		2,043

Consumer Staples — 2.2%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	280	285
1.037%, 08/02/2016 (A)	350	349
CVS Health
1.900%, 07/20/2018	350	355
1.200%, 12/05/2016	340	340
JM Smucker
1.750%, 03/15/2018	135	136
Molson Coors Brewing
1.450%, 07/15/2019	125	126
Mondelez International
1.157%, 08/01/2016 (A)	450	449
PepsiCo
1.250%, 08/13/2017	1,000	1,004
Reynolds American
2.300%, 06/12/2018	445	453
SABMiller Holdings
1.327%, 08/01/2016 (A) (B)	650	649
Walgreens Boots Alliance
1.750%, 11/17/2017	685	690
1.750%, 05/30/2018	400	404

		5,240

Energy — 3.2%
Anadarko Petroleum
6.950%, 06/15/2019	235	259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BP Capital Markets PLC (A)
1.140%, 08/10/2016	$750	$751
1.052%, 08/13/2016	400	399
ConocoPhillips
1.500%, 05/15/2018	340	340
Devon Energy
1.193%, 09/15/2016 (A)	500	497
Enbridge
1.136%, 09/03/2016 (A)	540	533
Energy Transfer Partners
2.500%, 06/15/2018	325	328
Exxon Mobil
1.439%, 03/01/2018	400	403
Hess
8.125%, 02/15/2019	170	192
1.300%, 06/15/2017	130	130
Kinder Morgan
2.000%, 12/01/2017	225	226
Noble Energy
8.250%, 03/01/2019	225	258
Schlumberger Holdings
1.900%, 12/21/2017 (B)	500	504
Schlumberger Norge
1.250%, 08/01/2017 (B)	145	145
Statoil (A)
1.092%, 08/08/2016	550	547
0.832%, 08/09/2016	870	870
Suncor Energy
6.100%, 06/01/2018	325	349
Total Capital International
1.200%, 08/12/2016 (A)	400	399
TransCanada PipeLines
1.457%, 10/12/2016 (A)	495	493

		7,623

Financials — 33.6%
ABN AMRO Bank
1.543%, 10/28/2016 (A) (B)	400	401
American Express Credit MTN
1.875%, 11/05/2018	550	556
1.197%, 09/18/2016 (A)	300	300
1.125%, 06/05/2017	600	601
0.950%, 09/05/2016 (A)	700	700
0.947%, 09/22/2016 (A)	455	454
American Honda Finance MTN
1.700%, 02/22/2019	400	405
1.479%, 08/22/2016 (A)	435	440
Australia & New Zealand Banking Group (A)
1.186%, 08/15/2016	375	375
1.045%, 10/10/2016 (B)	300	300
Banco Santander Chile
1.565%, 10/15/2016 (A) (B)	500	500
Bank Nederlandse Gemeenten MTN
0.743%, 02/25/2016 (A) (B)	1,700	1,700

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America
5.650%, 05/01/2018	$90	$96
5.300%, 03/15/2017	350	359
2.000%, 01/11/2018	160	161
1.720%, 10/15/2016 (A)	750	756
1.700%, 08/25/2017	200	201
1.272%, 08/25/2016 (A)	700	701
0.953%, 09/15/2016 (A)	795	793
Bank of Montreal MTN
1.400%, 04/10/2018	750	752
1.265%, 10/09/2016 (A)	500	501
Bank of New York Mellon MTN
1.120%, 03/08/2016 (A)	350	350
Bank of Nova Scotia
2.125%, 09/11/2019	765	781
1.510%, 10/15/2016 (A)	580	584
1.300%, 07/21/2017	400	401
Bank of Tokyo-Mitsubishi UFJ (B)
1.450%, 09/08/2017	325	325
0.971%, 09/08/2016 (A)	325	324
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	500	523
BB&T MTN
1.297%, 08/01/2016 (A)	350	351
Berkshire Hathaway Finance
1.450%, 03/07/2018	400	403
0.967%, 10/13/2016 (A)	1,065	1,067
BNP Paribas MTN
1.246%, 09/12/2016 (A)	550	551
BPCE MTN
1.480%, 08/10/2016 (A)	700	702
Branch Banking & Trust
1.450%, 05/10/2019	340	341
Capital One
1.778%, 08/17/2016 (A)	550	554
Capital One Bank USA
1.300%, 06/05/2017	500	500
1.200%, 02/13/2017	500	500
Citigroup
1.700%, 04/27/2018	300	301
1.431%, 10/08/2016 (A)	700	700
1.424%, 10/27/2016 (A)	800	800
1.361%, 08/24/2016 (A)	730	731
Citizens Bank MTN
1.600%, 12/04/2017	650	648
Cooperatieve Rabobank UA MTN
3.375%, 01/19/2017	985	995
Credit Agricole MTN
1.628%, 09/10/2016 (A) (B)	700	698
Credit Suisse MTN
1.700%, 04/27/2018	500	499
1.442%, 10/29/2016 (A)	500	500
1.155%, 08/27/2016 (A)	485	485

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Daimler Finance North America LLC (B)
1.500%, 07/05/2019	$500	$500
1.497%, 02/01/2016 (A)	400	401
1.397%, 10/05/2016 (A)	845	845
Deutsche Bank
1.350%, 05/30/2017	650	646
1.307%, 08/13/2016 (A)	350	346
European Investment Bank
0.875%, 04/18/2017	900	901
0.500%, 08/15/2016	875	875
Export Development Canada
1.250%, 10/26/2016	415	416
Export-Import Bank of Korea
1.423%, 10/14/2016 (A)	945	946
Fifth Third Bank
1.350%, 06/01/2017	750	752
1.150%, 11/18/2016	850	850
Ford Motor Credit LLC
1.724%, 12/06/2017	350	352
1.553%, 09/15/2016 (A)	820	820
1.486%, 09/12/2016 (A)	300	298
1.181%, 03/03/2016 (A)	520	519
General Motors Financial
2.400%, 04/10/2018	675	681
Goldman Sachs Group
2.375%, 01/22/2018	1,050	1,064
1.952%, 10/30/2016 (A)	125	126
1.875%, 10/23/2016 (A)	500	501
1.726%, 08/15/2016 (A)	400	403
1.453%, 02/15/2016 (A)	700	701
HSBC Bank PLC
1.266%, 08/15/2016 (A) (B)	1,250	1,244
HSBC USA
1.300%, 06/23/2017	600	599
Huntington National Bank
2.200%, 11/06/2018	760	770
Hyundai Capital America MTN (B)
2.000%, 03/19/2018	165	166
2.000%, 07/01/2019	300	302
1.875%, 08/09/2016	165	165
ING Bank
1.336%, 10/02/2016 (A) (B)	300	298
Inter-American Development Bank MTN
0.646%, 09/13/2016 (A)	1,000	1,000
0.625%, 09/12/2016	800	800
International Bank for Reconstruction & Development
1.125%, 07/18/2017	400	402
International Finance MTN
0.487%, 05/03/2016 (A)	1,400	1,400

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jackson National Life Global Funding
1.875%, 10/15/2018 (B)	$400	$404
JPMorgan Chase (A)
1.670%, 10/23/2016	500	504
1.615%, 10/25/2016	1,070	1,077
1.373%, 10/28/2016	500	502
KeyBank
2.350%, 03/08/2019	250	255
1.193%, 09/01/2016 (A)	450	449
1.152%, 08/25/2016 (A)	700	701
Korea Development Bank
1.327%, 10/22/2016 (A)	1,430	1,430
Lloyds Bank PLC
1.175%, 09/16/2016 (A)	500	496
Macquarie Group
1.637%, 10/30/2016 (A) (B)	350	351
Manufacturers & Traders Trust
1.400%, 07/25/2017	450	451
1.015%, 10/25/2016 (A)	350	350
Metropolitan Life Global Funding I (B)
1.500%, 01/10/2018	220	221
1.045%, 10/10/2016 (A)	850	851
Mizuho Bank
1.090%, 09/25/2016 (A) (B)	580	578
Morgan Stanley MTN
5.950%, 12/28/2017	140	149
1.995%, 10/25/2016 (A)	400	405
1.565%, 10/24/2016 (A)	400	401
1.129%, 10/18/2016 (A)	1,000	1,000
MUFG Union Bank
1.390%, 09/26/2016 (A)	550	551
Nissan Motor Acceptance MTN (B)
1.500%, 03/02/2018	300	301
1.340%, 09/26/2016 (A)	500	500
1.231%, 09/04/2016 (A)	245	245
Nordea Bank
1.250%, 04/04/2017 (B)	600	601
PNC Bank
1.800%, 11/05/2018	1,100	1,113
1.450%, 07/29/2019	350	351
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	550	551
Principal Life Global Funding II (B)
1.200%, 05/19/2017	370	371
1.125%, 02/24/2017	300	300
Protective Life Global Funding
1.722%, 04/15/2019 (B)	355	357
Province of Ontario Canada
1.600%, 09/21/2016	1,200	1,202
Prudential Financial MTN
1.406%, 03/04/2016 (A)	500	499

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Canada MTN
1.200%, 01/23/2017	$400	$401
1.045%, 10/23/2016 (A)	450	450
Santander Bank
1.597%, 10/12/2016 (A)	600	597
Santander UK PLC
1.166%, 09/13/2016 (A)	650	650
Shell International Finance BV
1.375%, 05/10/2019	425	427
Simon Property Group
1.500%, 02/01/2018 (B)	560	563
Societe Generale MTN
1.726%, 04/17/2016 (A)	450	453
Standard Chartered PLC MTN
1.319%, 10/17/2016 (A) (B)	500	494
Sumitomo Mitsui Banking (A)
1.628%, 10/18/2016	600	602
1.095%, 10/10/2016	500	500
SunTrust Bank
1.066%, 08/15/2016 (A)	300	300
Svenska Handelsbanken
1.112%, 06/25/2016 (A)	700	701
Synchrony Financial
1.875%, 08/15/2017	255	256
1.867%, 08/02/2016 (A)	600	586
Toronto-Dominion Bank MTN (A)
1.542%, 10/22/2016	455	458
1.255%, 10/23/2016	400	400
0.877%, 08/02/2016	750	749
Toyota Motor Credit MTN
1.200%, 04/06/2018	600	602
1.125%, 05/16/2017	500	501
UBS MTN
1.340%, 09/26/2016 (A)	500	501
US Bank MTN
1.400%, 04/26/2019	350	351
1.332%, 10/29/2016 (A)	550	552
Ventas Realty
1.250%, 04/17/2017	140	140
Volkswagen Group of America Finance LLC (B)
1.250%, 05/23/2017	500	499
1.124%, 08/22/2016 (A)	650	645
1.076%, 08/20/2016 (A)	1,075	1,064
Volkswagen International Finance (B)
1.125%, 11/18/2016	260	260
1.066%, 11/18/2016 (A)	775	775
Voya Financial
2.900%, 02/15/2018	267	272
WEA Finance LLC
1.750%, 09/15/2017 (B)	235	236
Wells Fargo MTN
1.345%, 10/23/2016 (A)	495	496
1.150%, 06/02/2017	650	651

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Bank MTN
1.442%, 10/22/2016 (A)	$250	$251
Westpac Banking
1.289%, 10/17/2016 (A)	325	323
1.200%, 05/19/2017	275	275

		80,253

Health Care — 6.3%
AbbVie
1.800%, 05/14/2018	400	403
Actavis Funding SCS
2.350%, 03/12/2018	640	649
1.736%, 09/12/2016 (A)	675	679
1.300%, 06/15/2017	450	449
Aetna
1.700%, 06/07/2018	880	888
Amgen
2.125%, 05/15/2017	500	504
1.034%, 08/22/2016 (A)	1,150	1,151
Baxalta
1.427%, 09/22/2016 (A)	1,500	1,485
Bayer US Finance LLC
0.936%, 10/06/2016 (A) (B)	600	598
Becton Dickinson
1.800%, 12/15/2017	500	504
Catholic Health Initiatives
2.600%, 08/01/2018	270	275
1.600%, 11/01/2017	906	907
Celgene
2.125%, 08/15/2018	300	304
Express Scripts Holding
1.250%, 06/02/2017	600	601
McKesson
1.292%, 03/10/2017	410	411
Medtronic
1.500%, 03/15/2018	255	257
Mylan
1.350%, 11/29/2016	400	400
Providence Health & Services Obligated Group
5.800%, 10/01/2016	500	503
1.446%, 10/01/2016 (A)	700	700
Province of Quebec Canada MTN
0.910%, 09/04/2016 (A)	1,060	1,058
Teva Pharmaceutical Finance Netherlands
1.700%, 07/19/2019	540	543
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/2018	600	602
Thermo Fisher Scientific
1.300%, 02/01/2017	165	165

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UnitedHealth Group
1.450%, 07/17/2017	$500	$502
Zimmer Biomet Holdings
1.450%, 04/01/2017	450	450

		14,988

Industrials — 1.3%
Air Lease
2.125%, 01/15/2018	230	230
Caterpillar Financial Services MTN
1.354%, 08/23/2016 (A)	925	931
Fortive
1.800%, 06/15/2019 (B)	260	262
GATX
1.250%, 03/04/2017	215	215
General Electric MTN
1.363%, 02/20/2016 (A)	250	251
1.250%, 05/15/2017	750	752
Hutchison Whampoa International 14
1.625%, 10/31/2017 (B)	400	401
PACCAR Financial MTN
1.300%, 05/10/2019	160	161

		3,203

Information Technology — 1.3%
Apple
1.474%, 08/23/2016 (A)	525	533
Cisco Systems
1.254%, 08/21/2016 (A)	250	251
eBay
2.500%, 03/09/2018	275	280
Fidelity National Information Services
2.850%, 10/15/2018	250	256
1.450%, 06/05/2017	170	170
Hewlett Packard Enterprise (B)
2.450%, 10/05/2017	700	709
2.393%, 10/05/2016 (A)	955	963

		3,162

Materials — 0.5%
Monsanto
1.150%, 06/30/2017	500	500
0.832%, 08/07/2016 (A)	710	709

		1,209

Telecommunications — 1.5%
AT&T
5.500%, 02/01/2018	870	924
1.561%, 09/30/2016 (A)	450	449
British Telecommunications PLC
1.250%, 02/14/2017	270	270
Verizon Communications
2.406%, 09/14/2016 (A)	470	484

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.375%, 08/15/2019	$350	$350
1.127%, 11/15/2016 (A)	1,120	1,120

		3,597

Utilities — 1.6%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	550	550
Duke Energy
1.034%, 10/03/2016 (A)	1,450	1,450
Emera US Finance
2.150%, 06/15/2019 (B)	165	167
Exelon
1.550%, 06/09/2017	585	586
Hydro-Quebec
1.375%, 06/19/2017	225	226
Southern
1.550%, 07/01/2018	300	302
1.300%, 08/15/2017	310	311
Xcel Energy
1.200%, 06/01/2017	280	280

		3,872

Total Corporate Obligations (Cost $124,917) ($ Thousands)		125,190

ASSET-BACKED SECURITIES — 22.8%

Automotive — 11.4%
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.881%, 08/15/2016 (A)	850	849
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,275	1,276
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 08/15/2016	650	651
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	—	—
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl B
1.190%, 05/08/2018	81	81
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	261	261
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	970	973
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	485	489
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2A
1.260%, 04/08/2019	188	188

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.223%, 06/10/2019 (A)	$445	$445
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	190	190
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	35	35
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.831%, 02/15/2016 (A) (B)	278	278
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	142	142
Capital Auto Receivables Asset Trust, Ser 2013- 3, Cl B
2.320%, 07/20/2018	520	522
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	120	120
CarMax Auto Owner Trust, Ser 2012-3, Cl A4
0.790%, 04/16/2018	770	769
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.715%, 08/07/2016 (A) (B)	14	14
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.885%, 08/07/2016 (A) (B)	691	689
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.420%, 08/09/2016 (A) (B)	460	460
Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Cl A2
1.460%, 08/15/2016 (B)	343	343
CNH Wholesale Master Note Trust, Ser 2013- 2A, Cl A
1.081%, 08/15/2016 (A) (B)	425	425
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	140	140
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	48	48
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	477	476
Credit Acceptance Auto Loan Trust, Ser 2013- 2A, Cl A
1.500%, 04/15/2021 (B)	12	12
Credit Acceptance Auto Loan Trust, Ser 2014- 1A, Cl A
1.550%, 10/15/2021 (B)	275	275
Credit Acceptance Auto Loan Trust, Ser 2015- 2A, Cl A
2.400%, 02/15/2023 (B)	500	500
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	445	446
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	857	854

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	$255	$255
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	32	32
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	97	97
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	615	615
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 08/16/2016	300	301
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	600	601
Ford Credit Floorplan Master Owner Trust A, Ser 2016-4, Cl A
1.012%, 08/15/2016 (A)	290	290
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.912%, 02/25/2016 (A)	310	310
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	80	80
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.035%, 02/01/2016 (A)	1,050	1,052
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.898%, 08/20/2016 (A)	665	663
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 08/15/2016 (B)	297	296
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	705	701
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	231
GM Financial Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/2017 (B)	44	44
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.981%, 08/15/2016 (A) (B)	1,475	1,466
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.488%, 08/10/2016 (A) (B)	765	765
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 08/15/2016 (B)	180	180
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A4
1.570%, 08/15/2018 (B)	733	734
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 08/14/2016	755	756

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	$351	$351
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	185	185
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	395	395
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	85	85
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	52	52
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 08/15/2016 (B)	315	315
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl D
3.870%, 02/15/2018	350	351
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	389	391
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C
2.940%, 12/15/2017	9	9
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	1,087	1,090
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl B
2.160%, 01/15/2020	1	1
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (B)	149	148
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 08/11/2016	100	100
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.798%, 08/20/2016 (A) (B)	400	397
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	128	128
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	250	250
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	505	505

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 08/15/2016 (B)	$313	$312
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	265	265
Wheels SPV 2, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	65	65
World Omni Auto Receivables Trust, Ser 2015- B, Cl A2A
0.960%, 08/14/2016	477	476

		27,291

Credit Card — 4.7%
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	185	185
BA Credit Card Trust, Ser 2016-A1, Cl A
0.871%, 10/15/2021 (A)	370	371
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.802%, 08/15/2016 (A)	605	605
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.131%, 08/15/2016 (A) (B)	210	210
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.831%, 08/15/2016 (A)	165	165
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	305	306
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.531%, 08/15/2016 (A)	770	770
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	360	360
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,178	1,181
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.731%, 08/15/2016 (A)	450	449
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.751%, 08/05/2016 (A)	100	100
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	1,000	1,001
Citibank Credit Card Issuance Trust, Ser 2013- A6, Cl A6
1.320%, 09/07/2018	670	670
Citibank Credit Card Issuance Trust, Ser 2014- A2, Cl A2
1.020%, 02/22/2019	415	415

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2014- A4, Cl A4
1.230%, 04/24/2019	$650	$651
Citibank Credit Card Issuance Trust, Ser 2014- A7, Cl A7
0.652%, 08/24/2016 (A)	600	600
Discover Card Execution Note Trust, Ser 2014- A3, Cl A3
1.220%, 10/15/2019	870	871
Discover Card Execution Note Trust, Ser 2016- A2, Cl A2
0.982%, 08/19/2016 (A)	500	502
Evergreen Credit Card Trust Series, Ser 2016-1, Cl A
1.201%, 08/15/2016 (A) (B)	500	501
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	650	653
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.210%, 05/26/2021 (A) (B)	620	620

		11,186

Miscellaneous Business Services — 6.2%
Apidos CLO XII, Ser 2013-12A, Cl A
1.780%, 02/02/2016 (A) (B)	600	595
Cent CLO 20, Ser 2014-20A, Cl A
2.195%, 02/01/2016 (A) (B)	600	600
Cent CLO, Ser 2014-16A, Cl A1AR
1.866%, 08/03/2016 (A) (B)	500	500
CIFC Funding, Ser 2013-1A, Cl A1
1.829%, 10/16/2016 (A) (B)	485	482
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	122	122
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 08/31/2016	240	240
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
1.383%, 08/27/2016 (A)	775	767
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.029%, 10/18/2016 (A) (B)	250	250
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	147	147
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	905	908
Green Tree Agency Advance Funding Trust I, Ser 2015-T1, Cl AT1
2.302%, 08/21/2016 (B)	240	240
GSAMP Trust, Ser 2006-HE1, Cl A2D
0.763%, 08/25/2016 (A)	800	780

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 08/15/2016 (B)	$167	$166
Limerock CLO II, Ser 2014-2A, Cl A
2.179%, 10/18/2016 (A) (B)	500	500
Madison Park Funding IV, Ser 2007-4A, Cl A1B
0.924%, 09/24/2016 (A) (B)	420	407
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A3
1.030%, 12/11/2017 (B)	62	62
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	513	512
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	93	93
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	94	94
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (B)	192	192
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.703%, 08/25/2016 (A)	206	206
Navient Student Loan Trust, Ser 2015-1, Cl A1
0.753%, 08/27/2016 (A)	383	382
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T2, Cl AT2
3.302%, 08/17/2048 (B)	285	287
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T3, Cl AT3
2.540%, 11/15/2046 (B)	550	550
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	257	256
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2016 (B)	181	181
Octagon Investment Partners XVI, Ser 2013- 1A, Cl A
1.799%, 10/17/2016 (A) (B)	550	544
Ocwen Master Advance Receivables Trust, Ser 2015-T1, Cl AT1
2.537%, 09/17/2046 (B)	295	295
Ocwen Master Advance Receivables Trust, Ser 2015-T2, Cl AT2
2.532%, 11/15/2046 (B)	210	210
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.816%, 10/21/2016 (A) (B)	360	357
Race Point VI CLO, Ser 2014-6A, Cl BR
2.811%, 08/24/2016 (A) (B)	425	425
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.945%, 10/26/2016 (A)	79	79
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.748%, 10/25/2016 (A)	228	225
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.835%, 08/15/2016 (A)	87	87
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.738%, 10/25/2016 (A)	222	221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SpringCastle America Funding LLC, Ser 2014- AA, Cl A
2.700%, 05/25/2023 (B)	$440	$441
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	283	283
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/2047 (B)	480	480
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.757%, 08/25/2016 (A) (B)	204	203
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.794%, 08/25/2016 (A)	68	68
Symphony CLO VIII, Ser 2014-8A, Cl BR
2.367%, 02/20/2016 (A) (B)	475	470
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	100	100
Voya CLO, Ser 2014-1A, Cl A2R
2.506%, 04/18/2016 (A) (B)	500	498
Voya CLO, Ser 2014-1A, Cl A1
2.179%, 10/18/2016 (A) (B)	290	290

		14,795

Mortgage Related — 0.5%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.168%, 08/27/2016 (A)	192	190
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.208%, 08/27/2016 (A)	184	182
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
1.128%, 08/25/2016 (A)	125	124
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.453%, 08/25/2016 (A)	95	95
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, Cl M2
1.657%, 08/25/2016 (A)	270	267
HSBC Home Equity Loan Trust USA, Ser 2007-3, Cl APT
1.648%, 08/20/2016 (A)	172	171
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.988%, 08/25/2016 (A)	128	126

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2005-4, Cl A3
0.713%, 08/25/2016 (A)	$29	$29

		1,184

Total Asset-Backed Securities (Cost $54,506) ($ Thousands)		54,456

MORTGAGE-BACKED SECURITIES — 13.4%

Agency Mortgage-Backed Obligations — 4.5%
FHLMC
5.000%, 06/01/2026	72	75
4.500%, 09/01/2026	44	46
2.449%, 08/01/2016 (A)	65	67
2.431%, 08/01/2016 (A)	79	83
FNMA
6.000%, 01/01/2027	25	29
5.000%, 05/01/2019 to 03/01/2025	1,750	1,814
3.000%, 12/01/2030	1,958	2,056
2.965%, 08/01/2016 (A)	11	11
2.556%, 08/01/2016 (A)	81	84
2.500%, 09/01/2023	595	617
2.460%, 08/01/2016 (A)	16	16
2.418%, 08/01/2016 (A)	31	32
2.410%, 08/01/2016 (A)	6	7
2.375%, 08/01/2016 (A)	21	22
1.770%, 08/01/2016 (A)	12	12
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	22	24
FNMA REMIC, Ser 2001-33, Cl FA
0.938%, 08/25/2016 (A)	18	18
FNMA REMIC, Ser 2002-64, Cl FG
0.732%, 08/18/2016 (A)	20	20
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/2017	46	46
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/2018	42	43
FNMA TBA
3.500%, 08/01/2040	850	900
3.000%, 08/25/2026	2,100	2,203
FNMA, Ser M1, Cl ASQ2
1.626%, 02/25/2018	234	235
FREMF Mortgage Trust, Ser 2013-K502, Cl C
3.086%, 08/01/2016 (A) (B)	260	261
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.009%, 08/01/2016 (A) (B)	155	151
GNMA
1.875%, 08/01/2016 (A)	78	79
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/2034	51	52
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	96	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA, Ser 2011-106, Cl ME
3.000%, 06/20/2038	$22	$22
GNMA, Ser 2011-62, Cl PA
3.000%, 01/20/2040	242	244
Mortgage-Linked Amortizing Notes, Ser 2012- 1, Cl A10
2.060%, 01/15/2022	123	124
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.915%, 08/04/2016 (A)	515	517
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.720%, 08/06/2016 (A)	46	46
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.923%, 08/04/2016 (A)	371	372
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.873%, 08/09/2016 (A)	92	92
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.879%, 08/09/2016 (A)	231	230
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.845%, 08/05/2016 (A)	38	38

		10,785

Non-Agency Mortgage-Backed Obligations — 8.9%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.242%, 08/15/2016 (A) (B)	450	448
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.966%, 08/01/2016 (A)	209	193
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.774%, 08/01/2016 (A)	28	26
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.817%, 08/01/2016 (A)	79	61
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.163%, 08/01/2016 (A)	100	93
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.896%, 08/01/2016 (A)	174	157
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.431%, 08/15/2016 (A) (B)	480	478
CD Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	428	431
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 08/01/2016 (A)	403	417
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.901%, 08/01/2016 (A)	650	667
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.140%, 08/01/2016 (A)	359	372

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	$80	$80
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	145	145
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
2.920%, 08/01/2016 (A)	41	41
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.955%, 08/01/2016 (A)	163	149
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	340	340
Commercial Mortgage Pass-Through Certificates, Ser 2012-9W57, Cl A
2.365%, 02/11/2016 (B)	600	603
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	8	8
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	82	82
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	131	131
Commercial Mortgage Trust, Ser 2014-BBG, Cl A
1.282%, 08/15/2016 (A) (B)	1,145	1,132
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.993%, 08/25/2016 (A)	23	22
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.791%, 08/01/2016 (A)	142	107
CSMC Trust, Ser 2014-TIKI, Cl A
1.392%, 08/15/2016 (A) (B)	430	428
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	8	8
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
1.017%, 08/01/2016 (A) (B)	42	42
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
3.888%, 08/25/2016 (A)	347	354
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.338%, 08/25/2016 (A)	77	77
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
2.888%, 01/25/2025 (A)	770	778

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.438%, 08/25/2016 (A)	$98	$98
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.438%, 08/25/2016 (A)	164	164
FNMA Connecticut Avenue Securities, Ser 2014- C03, Cl 1M1
1.688%, 02/25/2016 (A)	291	291
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.638%, 08/25/2016 (A)	64	64
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.299%, 08/01/2016 (A)	184	169
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	101	107
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	44	44
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	80	80
GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/2046	103	103
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.341%, 08/01/2016 (A)	216	198
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.948%, 08/01/2016 (A)	231	214
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.192%, 08/01/2016 (A)	218	178
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.468%, 04/05/2016 (A) (B)	204	204
Hilton USA Trust, Ser 2014-ORL, Cl A
1.342%, 08/15/2016 (A) (B)	1,000	986
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.213%, 08/25/2016 (A)	62	56
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.973%, 08/03/2016 (A)	65	60
Impac CMB Trust, Ser 2005-3, Cl A1
0.933%, 08/25/2016 (A)	60	53
Impac CMB Trust, Ser 2005-5, Cl A1
1.093%, 08/25/2016 (A)	49	43
Impac CMB Trust, Ser 2005-8, Cl 1A
0.973%, 08/25/2016 (A)	156	134
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A1
1.254%, 02/15/2047	138	138
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	73	73

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	$445	$459
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.381%, 08/15/2016 (A) (B)	875	858
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.642%, 08/15/2016 (A) (B)	575	575
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.731%, 08/15/2016 (A) (B)	1,000	1,000
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.738%, 08/01/2016 (A)	100	95
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.254%, 08/01/2016 (A)	128	108
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl A4
5.858%, 08/15/2016 (A)	378	385
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.073%, 08/15/2016 (A)	311	327
Merrill Lynch Mortgage Investors, Ser 2005- A3, Cl A1
0.723%, 08/25/2016 (A)	52	50
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.125%, 08/01/2016 (A)	231	193
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl A4
5.378%, 08/12/2048	93	93
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	256	257
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	375	388
Morgan Stanley Capital I Trust, Ser 2008- TOP29, Cl A4FL
2.588%, 01/11/2043 (A)	812	825
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/2045	453	454
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	178	176
MortgageIT Trust, Ser 2005-5, Cl A1
0.713%, 08/25/2016 (A)	221	198
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
0.846%, 08/15/2016 (A) (B)	103	91

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Paragon Mortgages No. 15 PLC, Ser 2007-15A, Cl A2C
0.854%, 10/19/2016 (A) (B)	$252	$223
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.287%, 08/01/2016 (A)	173	141
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.988%, 08/20/2016 (A)	24	22
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	369	368
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A) (B)	165	166
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A) (B)	157	159
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A) (B)	149	150
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 08/01/2016 (A) (B)	325	325
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	122	122
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.312%, 08/01/2016 (A)	244	226
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	102	102
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.851%, 08/01/2016 (A)	92	92
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.990%, 08/01/2016 (A)	194	190
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.810%, 08/01/2016 (A)	105	99
WFRBS Commercial Mortgage Trust, Ser 2012- C10, Cl A1
0.734%, 12/15/2045	187	186
WFRBS Commercial Mortgage Trust, Ser 2012- C10, Cl A2
1.765%, 12/15/2045	429	430
WFRBS Commercial Mortgage Trust, Ser 2012- C9, Cl A1
0.673%, 11/15/2045	131	131
WFRBS Commercial Mortgage Trust, Ser 2012- CP, Cl A2
1.829%, 08/01/2016	270	272

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	$2	$2

		21,265

Total Mortgage-Backed Securities (Cost $32,552) ($ Thousands)		32,050

MUNICIPAL BONDS — 4.7%

California — 0.9%
City of Riverside California, Ser A, RB
0.980%, 06/01/2017	460	460
Municipal Improvement Corp of Los Angeles, Ser A, RB
2.344%, 11/01/2018	625	639
1.924%, 11/01/2017	565	571
University of California, Ser Y-1, RB Callable 01/01/2017 @ 100
0.994%, 08/01/2016 (A)	490	490

		2,160

Florida — 0.3%
Miami Beach Redevelopment Agency, GO
1.926%, 02/01/2017	345	346
State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	400	411

		757

Illinois — 0.8%
Chicago Midway International Airport, Sub-Ser C-SUB, RB
1.796%, 01/01/2017	410	412
Southwestern Illinois Development Authority, AMT, RB Callable 09/01/2016 @ 100
0.550%, 08/04/2016 (A) (C)	700	700
State, Clair County, High School District No. 201 Belleville, GO, BAM
3.500%, 04/01/2017	700	710

		1,822

Kentucky — 0.2%
Kentucky State, Property & Building Commission, RB
4.440%, 11/01/2016	435	439

Maine — 0.3%
Maine Municipal Bond Bank, RB
2.404%, 06/01/2017	600	606

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts — 0.2%
Town of Belmont Massachussetts, GO
1.250%, 05/05/2017	$595	$597

New Jersey — 0.7%
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	1,250	1,252
Rutgers The State, University of New Jersey, Ser K, RB
1.709%, 05/01/2017	370	372

		1,624

North Carolina — 0.3%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	790	794

Ohio — 0.4%
County, of Lucas Ohio, GO
1.125%, 07/12/2017	905	908

Texas — 0.6%
El Paso, Harris County Toll Road Authority, GO
1.049%, 08/15/2016	455	455
Harris County,-Houston Sports Authority, Ser B, RB
1.324%, 11/15/2016	1,005	1,007

		1,462

Total Municipal Bonds (Cost $11,133) ($ Thousands)		11,169

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Note
1.375%, 06/30/2018	7,200	7,296
1.125%, 12/31/2019	1,600	1,615
0.625%, 11/30/2017	1,600	1,600

Total U.S. Treasury Obligations (Cost $10,445) ($ Thousands)		10,511

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FFCB
0.450%, 09/08/2016	1,400	1,400
FHLB
1.000%, 06/09/2017	1,250	1,254
FHLMC
1.250%, 05/25/2018	700	700
1.000%, 09/08/2017	1,250	1,251
0.875%, 02/22/2017	1,500	1,503

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total U.S. Government Agency Obligations (Cost $6,106) ($ Thousands)		$6,108

COMMERCIAL PAPER(C)(E) — 2.0%
AbbVie
0.580%, 08/03/2016	$1,600	1,600
Chevron Phillips Chemical LLC
0.600%, 08/02/2016	1,300	1,300
UnitedHealth Group
0.630%, 08/08/2016	1,900	1,899

Total Commercial Paper (Cost $4,800) ($ Thousands)		4,799

REPURCHASE AGREEMENT(D) — 0.6%
BNP Paribas 0.350%, dated 07/31/2016, to be repurchased on 08/01/2016, repurchase price $1,500,044 (collateralized by various GNMA, FNMA and FMAC obligations, ranging in par value $1,300 - $1,625,118, 2.000% - 4.011%, 06/20/2025 - 04/01/2045; total market value $1,530,000)	1,500	1,500

Total Repurchase Agreement (Cost $1,500) ($ Thousands)		1,500

Total Investments — 102.8% (Cost $245,959) ($ Thousands)		$245,783

A list of the open futures contracts held by the Fund at July 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(19)	Sep-2016	$(68)
U.S. 2-Year Treasury Note	8	Sep-2016	(1)
U.S. 5-Year Treasury Note	14	Sep-2016	29
U.S. Long Treasury Bond	(1)	Sep-2016	(11)

			$(51)

For the six months ended July 31, 2016 , the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $239,078 ($ Thousands).

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2016. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2016, the value of these securities amounted to $62,172 ($ Thousands), 26.0% representing of the net assets of the Fund.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

(E)	The rate reported is the effective yield at time of purchase.

Cl — Class

CMBS — Commercial Mortgage-Backed Security

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

FREMF — Finnish Real Estate Management Federation

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$125,190	$—	$125,190
Asset-Backed Securities	—	54,456	—	54,456
Mortgage-Backed Securities	—	32,050	—	32,050
Municipal Bonds	—	11,169	—	11,169
U.S. Treasury Obligations	—	10,511	—	10,511
U.S. Government Agency Obligations	—	6,108	—	6,108
Commercial Paper	—	4,799	—	4,799
Repurchase Agreement	—	1,500	—	1,500

Total Investments in Securities	$—	$245,783	$—	$245,783

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$29	$—	$—	$29
Unrealized Depreciation	(80)	—	—	(80)

Total Other Financial Instruments	$(51)	$—	$—	$(51)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the six months ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 55.6%

Agency Mortgage-Backed Obligations — 55.6%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$11,240	$12,142
4.000%, 06/01/2044	754	807
2.909%, 08/01/2016 (A)	29	30
2.826%, 08/01/2016 (A)	1	1
2.825%, 08/01/2016 (A)	20	20
2.670%, 08/01/2016 (A)	18	19
2.644%, 08/01/2016 (A)	30	31
2.580%, 08/01/2016 (A)	653	683
2.544%, 08/01/2016 (A)	9	10
2.500%, 08/01/2016 to 08/01/2016 (A)	7	7
2.499%, 08/01/2016 (A)	5	5
2.473%, 08/01/2016 (A)	50	53
2.466%, 08/01/2016 (A)	3	3
2.452%, 08/01/2016 (A)	4	4
2.436%, 08/01/2016 (A)	4	4
2.375%, 08/01/2016 to 08/01/2016 (A)	7	7
2.321%, 08/01/2016 (A)	7	7
2.310%, 08/01/2016 (A)	6	6
2.250%, 08/01/2016 to 08/01/2016 (A)	4	4
2.125%, 08/01/2016 to 08/01/2016 (A)	1	1
2.000%, 08/01/2016 to 08/01/2016 (A)	1	1
1.875%, 08/01/2016 to 08/01/2016 (A)	—	—
1.750%, 08/01/2016 to 08/01/2016 (A)	—	—
1.625%, 08/01/2016 (A)	—	—
FHLMC Multifamily Structured Pass Through Certificates, Ser K002, Cl A1A2
4.879%, 05/19/2017	5,000	5,114
FHLMC Multifamily Structured Pass Through Certificates, Ser K710, Cl A2
1.883%, 05/25/2019	6,000	6,098
FHLMC Multifamily Structured Pass Through Certificates, Ser KGRP, Cl A
0.870%, 08/25/2016 (A)	4,843	4,845
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	407	491
FHLMC REMIC, Ser 2006-3148, Cl CF
0.881%, 08/15/2016 (A)	336	335
FHLMC REMIC, Ser 2006-3174, Cl FA
0.780%, 04/15/2036 (A)	2,320	2,314
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	3,472	3,786
FHLMC REMIC, Ser 2012-4083, Cl DI
4.000%, 07/15/2027	1,050	114

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	$1,408	$169
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	22,548	23,194
FHLMC REMIC, Ser 3153, Cl FX
0.831%, 08/15/2016 (A)	124	123
FHLMC TBA
4.500%, 08/15/2036	40,000	43,589
4.000%, 08/15/2041	(575)	(615)
3.000%, 08/01/2042 to 09/15/2043	19,200	19,950
FNMA
7.000%, 06/01/2037	10	12
6.500%, 05/01/2026 to 01/01/2036	254	295
6.000%, 02/01/2023 to 09/01/2024	3,077	3,401
5.500%, 10/01/2016 to 06/01/2038	767	850
5.300%, 07/01/2019	593	626
5.000%, 03/01/2019 to 08/01/2019	92	94
4.500%, 08/01/2021 to 09/01/2043	15,888	17,404
4.449%, 01/01/2021	5,119	5,615
4.383%, 04/01/2021	7,609	8,454
4.330%, 04/01/2021 to 07/01/2021	3,736	4,190
4.302%, 07/01/2021	522	583
4.295%, 06/01/2021	3,638	4,074
4.230%, 01/01/2021	4,621	5,127
4.070%, 04/01/2019	1,161	1,240
4.066%, 07/01/2020	2,584	2,823
4.050%, 01/01/2021	1,000	1,106
4.040%, 06/01/2021	11,445	12,662
4.000%, 05/01/2026 to 04/01/2042	4,144	4,426
3.980%, 08/01/2021	2,231	2,465
3.970%, 06/01/2021	1,966	2,171
3.890%, 01/01/2024	1,122	1,272
3.880%, 12/01/2020	91	100
3.870%, 09/01/2021	930	1,028
3.840%, 08/01/2021	6,826	7,522
3.800%, 01/01/2023	1,935	2,156
3.793%, 12/01/2020	7,865	8,589
3.770%, 08/01/2021	958	1,053
3.750%, 06/01/2022	1,236	1,370
3.741%, 06/01/2018	2,603	2,691
3.700%, 11/01/2020 to 09/01/2021	3,436	3,767
3.630%, 01/01/2018	2,335	2,394
3.580%, 12/01/2020	910	990
3.500%, 01/01/2046	7,488	7,919
3.490%, 12/01/2020	6,531	7,050
3.470%, 11/01/2020	163	176
3.400%, 03/01/2022	3,664	3,996
3.260%, 12/01/2020	578	620
3.230%, 11/01/2020	1,574	1,687
3.210%, 09/01/2021	343	366
3.000%, 09/01/2027 to 03/01/2031	6,661	6,995
2.990%, 10/01/2017	3,152	3,197

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.940%, 06/01/2022	$300	$321
2.930%, 05/01/2022	710	759
2.638%, 08/01/2016 (A)	216	226
2.567%, 08/01/2016 (A)	185	189
2.556%, 08/01/2016 (A)	386	399
2.425%, 08/01/2016 (A)	7	7
2.375%, 08/01/2016 (A)	81	85
2.310%, 10/01/2022	2,288	2,380
2.297%, 08/01/2016 (A)	14	14
2.266%, 08/01/2016 (A)	79	81
2.250%, 10/01/2022	4,054	4,192
2.220%, 10/01/2022	2,273	2,353
2.150%, 05/01/2022	4,752	4,883
FNMA REMIC, Ser 1992-61, Cl FA
1.138%, 08/25/2016 (A)	44	44
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	18	20
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	10	11
FNMA REMIC, Ser 1994-77, Cl FB
1.988%, 08/25/2016 (A)	4	4
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/2016	—	—
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/2017	5	6
FNMA REMIC, Ser 2002-53, Cl FK
0.888%, 08/25/2016 (A)	73	74
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	83	85
FNMA REMIC, Ser 2006-76, Cl QF
0.888%, 08/25/2016 (A)	640	640
FNMA REMIC, Ser 2006-79, Cl DF
0.838%, 08/25/2016 (A)	533	532
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	643	722
FNMA REMIC, Ser 2007-64, Cl FB
0.858%, 08/25/2016 (A)	3,756	3,762
FNMA REMIC, Ser 2008-16, Cl FA
1.188%, 08/25/2016 (A)	4,706	4,765
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/2022	5,695	6,157
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	2,886	3,136
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.457%, 05/25/2042 (A)	953	110
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	1,605	153
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.957%, 08/25/2044 (A)	8,274	547
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.906%, 06/25/2055 (A)	5,150	328

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA REMIC, Ser 2015-57, Cl AB
3.000%, 08/25/2045	$25,228	$26,359
FNMA TBA
6.000%, 08/01/2033	2,200	2,513
4.500%, 09/01/2033 to 10/15/2033	31,075	33,876
4.000%, 08/13/2039 to 09/14/2039	53,025	56,828
3.500%, 08/01/2040 to 09/01/2040	500	528
3.000%, 08/25/2026	37,775	39,634
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/2020	1,648	1,659
GNMA
6.500%, 04/15/2017 to 02/20/2039	430	497
6.000%, 07/15/2017 to 06/15/2041	10,058	11,567
5.500%, 10/15/2034 to 02/15/2041	3,587	4,042
5.000%, 09/15/2039 to 04/15/2041	2,421	2,709
4.000%, 07/15/2041 to 08/15/2041	244	263
GNMA TBA
6.000%, 08/01/2033	1,600	1,822
5.500%, 08/01/2023	500	562
4.000%, 08/01/2039	100	107
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	545	119

Total Mortgage-Backed Securities (Cost $478,762) ($ Thousands)		485,978

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.4%
FFCB
0.750%, 08/03/2017	40,000	40,052
FHLB
0.875%, 06/29/2018	8,850	8,862
0.800%, 07/27/2017	25,000	25,048
FHLMC
0.875%, 02/22/2017	88,715	88,900
0.750%, 01/12/2018	51,350	51,369
FNMA
1.250%, 09/28/2016 to 05/06/2021	87,925	88,214
HUD
0.930%, 08/01/2017	7,000	7,021

Total U.S. Government Agency Obligations (Cost $308,875) ($ Thousands)		309,466

U.S. TREASURY OBLIGATIONS — 17.5%
U.S. Treasury Inflation Indexed Bonds
2.125%, 01/15/2019	40,645	43,297
U.S. Treasury Notes
2.250%, 11/15/2025	62,875	67,234
0.875%, 04/30/2017	42,465	42,573

Total U.S. Treasury Obligations (Cost $151,286) ($ Thousands)		153,104

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Concluded)

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS(B) — 14.3%
BNP Paribas 0.350%, dated 07/31/2016, to be repurchased on 08/01/2016, repurchase price $67,401,966 (collateralized by various FMAC, FNMA, GNMA and U.S. Treasury obligations, ranging in par value $1 - $21,160,576, 1.750% - 8.875%, 02/15/2019 - 05/01/2046; with total market value $68,748,001)	$67,400	$67,400
Deutsche Bank 0.390%, dated 07/31/2016, to be repurchased on 08/01/2016, repurchase price $57,001,853 (collateralized by a U.S. Treasury obligation, par value $56,867,500, 1.500%, 05/31/2020; with total market value $58,140,083)	57,000	57,000

Total Repurchase Agreements (Cost $124,400) ($ Thousands)		124,400

Total Investments — 122.8% (Cost $1,063,323) ($ Thousands)		$1,072,948

A list of the open futures contracts held by the Fund at July 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	493	Sep-2016	$1,260
U.S. 2-Year Treasury Note	(758)	Sep-2016	(195)
U.S. 5-Year Treasury Note	(802)	Sep-2016	(1,686)
U.S. Long Treasury Bond	(14)	Sep-2016	(17)

			$(638)

For the six months ended July 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $873,666 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2016. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$485,978	$—	$485,978
U.S. Government Agency Obligations	—	309,466	—	309,466
U.S. Treasury Obligations	—	153,104	—	153,104
Repurchase Agreements	—	124,400	—	124,400

Total Investments in Securities	$—	$1,072,948	$—	$1,072,948

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,260	$—	$—	$1,260
Unrealized Depreciation	(1,898)	—	—	(1,898)

Total Other Financial Instruments	$(638)	$—	$—	$(638)

*	Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the six months ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended July 31, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

July 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 98.6%

Agency Mortgage-Backed Obligations — 98.6%
FHLMC TBA
4.500%, 08/15/2036 to 09/01/2037	$2,050	$2,233
FNMA
8.000%, 07/01/2025 to 09/01/2028	31	34
7.000%, 08/01/2029 to 09/01/2032	65	69
6.500%, 09/01/2032	62	72
4.180%, 11/01/2028	1,680	1,952
3.590%, 09/01/2030	210	237
3.410%, 08/01/2027	1,142	1,267
3.390%, 09/01/2026	300	333
3.340%, 01/01/2027	245	270
3.260%, 01/01/2027 to 06/01/2027	392	428
3.230%, 02/01/2027	150	165
3.140%, 11/01/2027	1,063	1,156
3.130%, 02/01/2027	200	217
2.990%, 11/01/2024	580	624
2.970%, 06/01/2027	200	215
2.780%, 03/01/2027	300	318
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/2020	9	10
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	17	19
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/2017	61	62
FNMA REMIC, Ser 2012-93, Cl IL
3.000%, 09/25/2027	226	22
FNMA TBA
4.000%, 08/13/2039 to 09/14/2039	2,100	2,251
3.000%, 08/01/2042 to 09/13/2042	2,250	2,339
GNMA
10.000%, 10/15/2018 to 09/15/2019	5	5
9.500%, 08/15/2017 to 10/15/2020	10	11
9.000%, 12/15/2017 to 05/15/2022	39	39
8.500%, 10/15/2016 to 05/15/2017	1	1
8.000%, 04/15/2017 to 03/15/2032	230	256
7.750%, 10/15/2026	24	28
7.500%, 02/15/2027 to 10/15/2035	190	226
7.250%, 01/15/2028	50	54
7.000%, 04/15/2019 to 11/15/2033	2,076	2,488
6.750%, 11/15/2027	10	12
6.500%, 09/15/2016 to 10/15/2038	738	882
6.000%, 12/15/2027 to 12/15/2040	1,506	1,721
5.500%, 01/15/2033 to 02/15/2041	2,762	3,154
5.000%, 06/15/2033 to 01/20/2045	7,865	8,794
4.500%, 08/15/2033 to 05/20/2044	6,860	7,519
4.000%, 03/20/2040 to 02/20/2046	10,365	11,131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.875%, 05/15/2042	$1,642	$1,771
3.500%, 03/20/2041 to 06/20/2046	20,733	22,087
3.000%, 10/15/2042 to 08/15/2045	5,008	5,258
2.500%, 07/20/2045 to 02/20/2046	1,419	1,457
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/2032	304	362
GNMA TBA
5.500%, 08/01/2023	(700)	(786)
5.000%, 08/20/2038	(1,900)	(2,108)
4.000%, 08/01/2039 to 08/01/2042	7,675	8,246
3.500%, 08/15/2041 to 09/15/2041	12,750	13,553
3.000%, 08/15/2042	13,550	14,231
2.500%, 08/01/2043	500	513
GNMA, Ser 125, Cl VA
2.700%, 05/16/2035 (A)	59	61
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/2033	802	904
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	2,452	290

Total Mortgage-Backed Securities (Cost $113,476) ($ Thousands)		116,453

REPURCHASE AGREEMENT(B) — 37.0%
BNP Paribas 0.350%, dated 07/31/2016, to be repurchased on 08/01/2016, repurchase price $43,701,275 (collateralized by FNMA and GNMA obligations, ranging in par value $1,494 - $68,351,584, 2.000% - 5.500%, 12/20/2027 - 04/01/2045; with total market value $44,574,001) (A)	43,700	43,700

Total Repurchase Agreement (Cost $43,700) ($ Thousands)		43,700

Total Investments — 135.6% (Cost $157,176) ($ Thousands)		$160,153

A list of the open futures contracts held by the Fund at July 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra 10-Year U.S. Treasury Bond	(10)	Sep-2016	$(58)
U.S. 10-Year Treasury Note	(7)	Sep-2016	(1)
U.S. 2-Year Treasury Note	(24)	Sep-2016	(14)
U.S. Long Treasury Bond	(2)	Sep-2016	(2)

			$(75)

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

For the six months ended July 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $118,067 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of July 31, 2016.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$116,453	$—	$116,453
Repurchase Agreement	—	43,700	—	43,700

Total Investments in Securities	$—	$160,153	$—	$160,153

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(75)	$—	$—	$(75)

Total Other Financial Instruments	$(75)	$—	$—	$(75)

*	Futures Contracts are valued at the net unrealized depreciation on the instruments.

For the six months ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	27

Statements of Assets and Liabilities (Unaudited) ($ Thousands)

July 31, 2016

	Government Fund		Government II Fund
Assets:
Investments, at value†	$ 5,441,102		$ 1,799,612
Repurchase agreements†	2,380,000		—
Cash	343,443		4,336
Receivable from custodian	—		—
Interest receivable	594		218
Receivable for investment securities sold	—		—
Receivable for fund shares sold	—		—
Receivable from investment adviser	—		—
Receivable for variation margin	—		—
Prepaid expenses	48		28
Total Assets	8,165,187		1,804,194
Liabilities:
Payable for investment securities purchased	—		—
Administration fees payable	768		219
Income distribution payable	543		188
Investment advisory fees payable	177		53
Chief Compliance Officer fees payable	5		2
Shareholder servicing fees payable	—		—
Trustees’ fees payable	3		1
Payable for fund shares redeemed	—		—
Payable for variation margin	—		—
Accrued expense payable	66		33
Total Liabilities	1,562		496
Net Assets	$ 8,163,625		$ 1,803,698
†Cost of investments and repurchase agreements	$ 7,821,102		$ 1,799,612
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$ 8,163,609		$ 1,803,673
Undistributed (Distributions in excess of) net investment income	—		3
Accumulated net realized gain (loss) on investments	16		22
Net unrealized appreciation (depreciation) on investments	—		—
Net unrealized depreciation on futures contracts	—		—
Net Assets	$ 8,163,625		$ 1,803,698
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00
	($8,123,446,627 ÷ 8,123,520,093 shares	)	($1,803,697,898 ÷ 1,803,772,595 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class CAA	$1.00		N/A
	($40,178,538 ÷ 40,178,383 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Class CAA and Y currently not offered.

The accompanying notes are an integral part of the financial statements.

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Treasury Fund		Treasury II Fund		Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$ 118,582		$ 515,834		$ 244,283	$ 948,548	$ 116,453
23,000		—		1,500	124,400	43,700
6,112		3,234		794	393	80
5,437		24,184		—	—	—
402		749		540	1,938	244
—		—		1,162	62,730	21,449
—		—		68	593	255
32		—		—	26	4
—		—		6	236	—
36		15		6	19	14
153,601		544,016		248,359	1,138,883	182,199

—		—		7,990	261,263	63,664
—		27		60	427	116
6		42		40	165	28
31		54		31	—	—
—		1		—	2	—
—		—		8	70	37
—		—		—	—	—
—		—		1,139	2,777	252
—		—		10	482	19
6		16		3	31	16
43		140		9,281	265,217	64,132
$ 153,558		$ 543,876		$ 239,078	$ 873,666	$ 118,067
$ 141,582		$ 515,834		$ 245,959	$1,063,323	$ 157,176

$ 153,547		$ 543,852		$ 261,149	$ 869,721	$ 113,603
—		17		(171)	(275)	(235)
11		7		(21,673)	(4,767)	1,797
—		—		(176)	9,625	2,977
—		—		(51)	(638)	(75)
$ 153,558		$ 543,876		$ 239,078	$ 873,666	$ 118,067
$1.00		$1.00		$9.32	$10.55	$10.91
($153,557,703 ÷ 153,612,163 shares	)	($543,875,796 ÷ 544,001,437 shares	)	($201,301,502 ÷ 21,592,952 shares )	($826,638,258 ÷ 78,354,554 shares )	($118,011,792 ÷ 10,812,307 shares	)
N/A		N/A		N/A	N/A	N/A

N/A		N/A		$9.33	$10.55	$10.91
				($37,776,173 ÷ 4,050,589 shares )	($47,027,534 ÷ 4,458,720 shares )	($55,362 ÷ 5,076 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	29

Statements of Operations (Unaudited) ($ Thousands)

For the six months ended July 31, 2016

	Government Fund	Government II Fund
Investment Income:
Interest income	$4,974	$2,272
Total investment income	4,974	2,272
Expenses:
Administration fees	3,452	1,252
Shareholder servicing fees — Class A shares	3,508	1,644
Investment advisory fees	1,007	461
Trustees’ fees	18	10
Chief Compliance Officer fees	7	3
Proxy fees	51	29
Custodian/Wire agent fees	50	26
Registration fees	41	25
Pricing fees	7	4
Other expenses	139	75
Total expenses	8,280	3,529
Less, waiver of:
Investment advisory fees	(503)	(231)
Administration fees	(1,334)	(305)
Shareholder servicing fees — Class A shares	(3,508)	(1,644)
Net expenses	2,935	1,349
Net Investment Income	2,039	923
Net Realized and Unrealized Gain (Loss) on/from:
Investments	16	22
Futures contracts	—	—
Net change in unrealized appreciation(depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Increase in Net Assets Resulting from Operations	$2,055	$945

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$359	$938	$1,546	$6,261	$1,356
359	938	1,546	6,261	1,356

269	736	356	1,297	182
281	768	251	1,017	152
78	215	119	432	61
2	5	2	7	1
1	2	1	2	—
15	19	4	16	2
5	13	4	18	3
41	13	5	16	2
1	2	16	58	—
14	37	16	49	16
707	1,810	774	2,912	419

(39)	(107)	—	—	—
(147)	(301)	(160)	(230)	(15)
(281)	(768)	(171)	(610)	(18)
240	634	443	2,072	386
119	304	1,103	4,189	970

11	8	117	2,337	1,755
—	—	(91)	(184)	(120)
—	—	1,038	4,073	(270)
—	—	14	(685)	(42)
$130	$312	$2,181	$9,730	$2,293

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	31

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2016 (Unaudited) and the year ended January 31,

	Government Fund(1)(2)
	2/1/16-7/31/16	2/1/15-1/31/16
Operations:
Net investment Income	$2,039	$515
Net realized gain on investments	16	—
Net increase in net assets resulting from operations	2,055	515
Dividends and Distributions to Shareholders:
Net investment income
Class A	(2,014)	(493)
Class B	—	(13)
Class C	—	—
Class CAA	(25)	(4)
Sweep Class	—	(5)
Total dividends and distributions	(2,039)	(515)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from shares issued	13,151,811	10,774,874
Reinvestment of dividends & distributions	385	151
Cost of shares redeemed	(6,938,347)	(10,653,706)
Net increase (decrease) from Class A Transactions	6,213,849	121,319
Class B:
Proceeds from shares issued	—	314,809
Reinvestment of dividends & distributions	—	9
Cost of shares redeemed	—	(434,269)
Net increase (decrease) from Class B Transactions	—	(119,451)
Class C:
Proceeds from shares issued	—	155,402
Reinvestment of dividends & distributions	—	—
Cost of shares redeemed	—	(161,198)
Net increase (decrease) from Class C Transactions	—	(5,796)
Class CAA:
Proceeds from shares issued	39,410	64,669
Reinvestment of dividends & distributions	267	4
Cost of shares redeemed	(35,502)	(28,670)
Net increase (decrease) from Class CAA Transactions	4,175	36,003
Sweep Class:
Proceeds from shares issued	—	128,744
Reinvestment of dividends & distributions	—	4
Cost of shares redeemed	—	(184,355)
Net increase (decrease) from Sweep Class Transactions	—	(55,607)
Net increase (decrease) in net assets from capital shares transactions	6,218,024	(23,532)
Net increase (decrease) in net assets	6,218,040	(23,532)
Net Assets:
Beginning of period	1,945,585	1,969,117
End of period	$8,163,625	$1,945,585
Undistributed Net Investment Income	$—	$—

(1)	Class CAA commenced operations on November 20, 2015.
(2)	Effective September 4, 2015, Class B, C and Sweep Class Shares of the Government, Government II, Treasury and Treasury II Funds converted to Class A Shares of the same Fund.

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class CAA and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Government II Fund(2)		Treasury Fund(2)		Treasury II Fund(2)

2/1/16-7/31/16	2/1/15-1/31/16	2/1/16-7/31/16	2/1/15-1/31/16	2/1/16-7/31/16	2/1/15-1/31/16

$923	$205	$119	$53	$304	$70
22	6	11	—	8	—
945	211	130	53	312	70

(923)	(196)	(119)	(41)	(303)	(60)
—	(8)	—	(5)	—	(10)
—	(1)	—	(1)	—	—
—	—	—	—	—	—
—	—	—	(6)	—	—
(923)	(205)	(119)	(53)	(303)	(70)

2,677,721	3,234,839	609,901	1,203,159	1,081,322	2,115,930
191	32	90	23	108	24
(2,102,614)	(3,159,191)	(742,158)	(1,042,121)	(1,232,550)	(1,912,206)
575,298	75,680	(132,167)	161,061	(151,120)	203,748

—	317,579	—	243,760	—	368,111
—	7	—	4	—	1
—	(490,356)	—	(328,399)	—	(567,973)
—	(172,770)	—	(84,635)	—	(199,861)

—	66,415	—	16,058	—	15,923
—	—	—	—	—	—
—	(83,071)	—	(26,628)	—	(20,090)
—	(16,656)	—	(10,570)	—	(4,167)

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	—	87,710	N/A	N/A
N/A	N/A	—	—	N/A	N/A
N/A	N/A	—	(208,277)	N/A	N/A
N/A	N/A	—	(120,567)	N/A	N/A
575,298	(113,746)	(132,167)	(54,711)	(151,120)	(280)
575,320	(113,740)	(132,156)	(54,711)	(151,111)	(280)

1,228,378	1,342,118	285,714	340,425	694,987	695,267
$1,803,698	$1,228,378	$153,558	$285,714	$543,876	$694,987
$3	$3	$—	$—	$17	$16

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	33

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2016 (Unaudited) and the year ended January 31,

	Ultra Short Duration Bond Fund(1)
	2/1/16-7/31/16	2/1/15-1/31/16
Operations:
Net investment income	$1,103	$1,835
Net realized gain (loss) on investments and futures contracts	26	(133)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,052	(522)
Net increase in net assets resulting from operations	2,181	1,180
Dividends and Distributions to Shareholders:
Net investment income
Class A	(1,064)	(2,253)
Class Y	(211)	(39)
Net capital gains
Class A	—	—
Total dividends and distributions	(1,275)	(2,292)
Capital share transactions:
Class A:
Proceeds from shares issued	73,150	100,099
Reinvestment of dividends & distributions	832	1,805
Cost of shares redeemed	(71,184)	(158,679)
Net increase (decrease) from Class A transactions	2,798	(56,775)
Class Y:
Proceeds from shares issued	3,136	37,782
Reinvestment of dividends & distributions	208	39
Cost of shares redeemed	(2,757)	(761)
Net increase (decrease) from Class Y transactions	587	37,060
Net Increase (Decrease) in net assets from capital share transactions	3,385	(19,715)
Net increase (decrease) in net assets	4,291	(20,827)
Net Assets:
Beginning of period	234,787	255,614
End of period	$239,078	$234,787
Undistributed (Distributions in Excess of) net investment income	$(171)	$1
Capital Share Transactions:
Class A
Shares issued	7,857	10,745
Reinvestment of distributions	89	194
Shares redeemed	(7,643)	(17,054)
Net increase (decrease) in shares outstanding from Class A Share transactions	303	(6,115)
Class Y
Shares issued	337	4,066
Reinvestment of distributions	22	4
Shares redeemed	(296)	(82)
Net increase (decrease) in shares outstanding from Class Y Share transactions	63	3,988
Total increase (decrease) in shares outstanding from share transactions	366	(2,127)

(1)	Class Y shares commenced operations on August 31, 2015.
(2)	Class Y shares commenced operations on October 30, 2015.

N/A — Not applicable. Class Y currently not offered.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Short-Duration Government Fund		GNMA Fund(2)

2/1/16-7/31/16	2/1/15-1/31/16	2/1/16-7/31/16	2/1/15-1/31/16

$4,189	$5,149	$970	$1,468
2,153	281	1,635	948
3,388	(2,796)	(312)	(624)
9,730	2,634	2,293	1,792

(4,735)	(5,762)	(1,203)	(1,920)
(321)	(511)	(1)	—

—	—	—	(914)
(5,056)	(6,273)	(1,204)	(2,834)

134,584	447,577	26,281	61,507
3,804	4,661	1,017	2,268
(115,420)	(310,806)	(32,414)	(58,597)
22,968	141,432	(5,116)	5,178

7,928	35,276	—	69
318	511	1	—
(12,316)	(39,604)	(16)	—
(4,070)	(3,817)	(15)	69
18,898	137,615	(5,131)	5,247
23,572	133,976	(4,042)	4,205

850,094	716,118	122,109	117,904
$873,666	$850,094	$118,067	$122,109
$(275)	$592	$(235)	$(1)

12,796	42,687	2,422	5,698
362	445	94	210
(10,970)	(29,644)	(2,986)	(5,418)
2,188	13,488	(470)	490

755	3,367	—	6
30	49	—	—
(1,170)	(3,787)	(1)	—
(385)	(371)	(1)	6
1,803	13,117	(471)	496

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	35

Financial Highlights

For the six months ended July 31, 2016 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends and Distributions		Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Class A
2016@	$1.00	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.07%	$8,123,447	0.20%	0.59%	0.14%
2016	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.03	1,909,582	0.12	0.58	0.03
2015	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.02	1,788,290	0.07	0.58	0.02
2014	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.02	1,523,561	0.09	0.58	0.02
2013	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.02	1,292,334	0.16	0.59	0.02
2012	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.05	1,054,551	0.10	0.59	0.05
Class CAA
2016@	$1.00	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.07%	$40,179	0.20%	0.33%	0.13%
2016(3)	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	36,003	0.18	0.58	0.06
Government II Fund
Class A
2016@	$1.00	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.07%	$1,803,698	0.20%	0.54%	0.14%
2016	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.02	1,228,378	0.11	0.53	0.02
2015	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	1,152,698	0.08	0.53	0.01
2014	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	1,246,262	0.09	0.53	0.01
2013	1.00	—	—	—	—	(2)	—	(2)	—	(2)	1.00	0.01	1,237,205	0.12	0.54	0.01
2012	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	1,308,018	0.09	0.54	0.01
Treasury Fund
Class A
2016@	$1.00	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.06%	$153,558	0.20%	0.63%	0.11%
2016	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.02	285,714	0.10	0.59	0.03
2015	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	124,646	0.05	0.58	0.01
2014	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	46,315	0.08	0.58	0.01
2013	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	82,339	0.14	0.59	0.01
2012	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	199,520	0.08	0.59	0.01
Treasury II Fund
Class A
2016@	$1.00	$—	$—	$—	$—	(2)	$—		$—	(2)	$1.00	0.05%	$543,876	0.20%	0.59%	0.10%
2016	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	694,987	0.08	0.58	0.02
2015	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	491,209	0.04	0.58	0.01
2014	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	440,422	0.06	0.58	0.01
2013	1.00	—	—	—	—	(2)	—	(2)	—	(2)	1.00	0.01	460,590	0.08	0.59	0.01
2012	1.00	—	—	—	—	(2)	—		—	(2)	1.00	0.01	472,352	0.05	0.59	0.01

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2016. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(2)	Amount represents less than $0.01 per share.
(3)	Commenced operations on November 20, 2015. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class A
2016@	$9.29	$0.04	$0.04	$0.08	$(0.05)	$—	$(0.05)	$9.32	0.85%	$201,302	0.38%	0.69%	0.92%	43%
2016	9.33	0.07	(0.03)	0.04	(0.08)	—	(0.08)	9.29	0.45	197,737	0.38	0.69	0.71	115
2015	9.35	0.06	—	0.06	(0.08)	—	(0.08)	9.33	0.60	255,614	0.38	0.72	0.61	106
2014	9.37	0.06	—	0.06	(0.08)	—	(0.08)	9.35	0.64	271,221	0.38	0.73	0.63	131
2013	9.26	0.08	0.13	0.21	(0.10)	—	(0.10)	9.37	2.31	241,007	0.38	0.74	0.85	197
2012	9.33	0.10	(0.05)	0.05	(0.12)	—	(0.12)	9.26	0.55	255,002	0.38	0.74	1.08	177
Class Y
2016@	$9.29	$0.05	$0.04	$0.09	$(0.05)	$—	$(0.05)	$9.33	1.00%	$37,776	0.30%	0.44%	1.00%	43%
2016(1)	9.31	0.02	—	0.02	(0.04)	—	(0.04)	9.29	0.19	37,050	0.30	0.44	0.60	115
Short-Duration Government Fund
Class A
2016@	$10.49	$0.05	$0.07	$0.12	$(0.06)	$—	$(0.06)	$10.55	1.15%	$826,638	0.48%	0.69%	0.96%	177%
2016	10.55	0.07	(0.05)	0.02	(0.08)	—	(0.08)	10.49	0.22	799,269	0.48	0.69	0.64	245
2015	10.52	0.09	0.04	0.13	(0.10)	—	(0.10)	10.55	1.20	661,101	0.48	0.73	0.85	151
2014	10.62	0.06	(0.06)	0.00	(0.10)	—	(0.10)	10.52	(0.01)	761,739	0.48	0.73	0.56	565
2013	10.72	0.06	0.04	0.10	(0.10)	(0.10)	(0.20)	10.62	0.92	711,100	0.48	0.74	0.55	628
2012	10.59	0.09	0.17	0.26	(0.12)	(0.01)	(0.13)	10.72	2.53	739,126	0.48	0.74	0.85	712
Class Y
2016@	$10.49	$0.06	$0.07	$0.13	$(0.07)	$—	$(0.07)	$10.55	1.21%	$47,028	0.38%	0.44%	1.06%	177%
2016	10.55	0.08	(0.05)	0.03	(0.09)	—	(0.09)	10.49	0.32	50,825	0.38	0.44	0.74	245
2015(2)	10.50	0.01	0.05	0.06	(0.01)	—	(0.01)	10.55	0.54	55,017	0.38	0.46	0.97	151
GNMA Fund
Class A
2016@	$10.82	$0.09	$0.11	$0.20	$(0.11)	$—	$(0.11)	$10.91	1.83%	$118,012	0.63%	0.69%	1.60%	390%
2016	10.93	0.15	0.02	0.17	(0.19)	(0.09)	(0.28)	10.82	1.65	122,039	0.63	0.69	1.36	718
2015	10.50	0.11	0.49	0.60	(0.17)	—	(0.17)	10.93	5.79	117,904	0.63	0.69	1.07	758
2014	10.70	0.07	(0.09)	(0.02)	(0.18)	—	(0.18)	10.50	(0.14)	158,672	0.63	0.69	0.68	758
2013	10.91	0.09	0.13	0.22	(0.19)	(0.24)	(0.43)	10.70	1.98	304,425	0.63	0.70	0.83	867
2012	10.58	0.02	0.83	0.85	(0.13)	(0.39)	(0.52)	10.91	8.09	243,016	0.63	0.70	0.22	1,515
Class Y
2016@	$10.81	$0.10	$0.12	$0.22	$(0.12)	$—	$(0.12)	$10.91	2.04%	$55	0.41%	0.44%	1.82%	390%
2016(3)	10.76	0.02	0.11	0.13	(0.06)	(0.02)	(0.08)	10.81	1.26	70	0.43	0.45	0.80	718

*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
@	For the six month period ended July 31, 2016. All ratios for the period have been annualized.
(1)	Commenced operations on August 31, 2015. All ratios for the period have been annualized.
(2)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	37

Notes to Financial Statements (Unaudited)

July 31, 2016

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with seven operational Funds: the Government, Government II, Treasury and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Class A shares of the Funds; and Class CAA shares of the Government Fund and Class Y shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies. On June 24, 2016 the Money Market Fund closed. On July 22, 2016 the Prime Obligation Fund closed.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2016, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended July 31, 2016, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2016, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the fiscal period ended July 31, 2016. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	39

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2016

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2016, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2016

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2016.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the period, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	41

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2016

were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2016, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — As of July 17, 2015, the Fixed Income Funds no longer charge redemption fees. Prior to July 17, 2015, the Funds charged a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceeded a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Ultra Short Duration Bond Fund	$10,000	0.50%
Short-Duration Government Fund	25,000	0.25%
GNMA Fund	10,000	0.25%

For the period ended July 31, 2016, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*	Expense Limitations
Government Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(3)
Class CAA	0.07%		0.24%	0.25%	—	—	0.25	%(2)
Government II Fund
Class A	0.07%		0.19%	0.25%	—	—	0.20	%(2)
Treasury Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(2)
Treasury II Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(2)
Ultra Short Duration Bond Fund
Class A	0.10	%(4)	0.35%	0.25%	—	—	0.38	%(1)
Class Y	0.10	%(4)	0.35%	—%	—	—	0.30	%(1)
Short-Duration Government Fund
Class A	0.09	%(5)	0.30%	0.25%	—	—	0.48	%(1)
Class Y	0.09	%(5)	0.30%	—%	—	—	0.38	%(1)
GNMA Fund
Class A	0.09	%(5)	0.30%	0.25%	—	—	0.63	%(1)
Class Y	0.09	%(5)	0.30%	—%	—	—	0.43	%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2017, to be changed only by board approval.
(3)	Represents a contractual cap of .25% of Class A, effective through May 31, 2017 , to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20 of Class A that may be discontinued at any time.
(4)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.
(5)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The Funds did not have any such waivers by class for the period ended July 31, 2016.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Money Market Funds, Logan Circle Partners, L.P. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	43

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2016

allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended July 31, 2016, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2016, were as follows for the Fixed Income Funds:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$33,862	$28,858	$62,720
Sales	35,510	35,644	71,154
Short-Duration Government Fund
Purchases	1,698,068	28,609	1,726,677
Sales	1,579,567	2,593	1,582,160
GNMA Fund
Purchases	459,763	—	459,763
Sales	463,904	29	463,933

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, distribution reclassification, expiration of capital losses and non-deductible excise tax have been reclassified to/from the following accounts as of January 31, 2016:

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income ($ Thousands)	Accumulated Realized Gain/(Loss) ($ Thousands)
Government Fund	$(31)	$—	$31
Government II Fund	—	6	(6)
Prime Obligation Fund	(1)	1	—
Treasury II Fund	(1)	1	—
Ultra Short Duration Bond Fund	(296)	459	(163)
Short-Duration Government Fund	—	1,121	(1,121)
GNMA Fund	—	454	(454)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2016	$159	$—	$159
	2015	28	—	28
Government Fund	2016	515	—	515
	2015	378	—	378
Government II Fund	2016	205	—	205
	2015	128	—	128
Prime Obligation Fund	2016	3,312	—	3,312
	2015	496	—	496
Treasury Fund	2016	53	—	53
	2015	37	—	37
Treasury II Fund	2016	70	—	70
	2015	71	—	71

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund	2016	$2,292	$—	$2,292
	2015	2,129	—	2,129
Short-Duration Government Fund	2016	6,273	—	6,273
	2015	6,847	—	6,847
GNMA Fund	2016	2,114	720	2,834
	2015	1,978	—	1,978

As of January 31, 2016, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Money Market Fund	$65	$—	$—	$—	$—	$(64)	$1
Government Fund	178	—	—	—	—	(178)	—
Government II Fund	91	—	—	—	—	(88)	3
Prime Obligation Fund	1,475	—	(47)	(4)	—	(1,475)	(51)
Treasury Fund	20	—	—	—	—	(20)	—
Treasury II Fund	27	—	—	—	—	(12)	15
Ultra Short Duration Bond Fund	201	—	(21,504)	(221)	(1,279)	(174)	(22,977)
Short-Duration Government Fund	1,205	—	(6,487)	(253)	5,572	(766)	(729)
GNMA Fund	345	—	—	—	3,203	(173)	3,375

At January 31, 2016, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Prime Obligation Fund	47	1/31/17
Ultra Short Duration Bond Fund	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2016, the Prime Obligation Fund and Short-Duration Government Fund utilized $3,304 and $911,319, respectively, of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total*
Ultra Short Duration Bond Fund	$130	$5,656	$5,786
Short Duration Government Fund	1,114	5,373	6,487

*	This table should be used in conjunction with the capital loss carryforwards table.

During the period ended July 31, 2016, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at July 31, 2016, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2016, were as follows:

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	45

Notes to Financial Statements (Unaudited) (Concluded)

July 31, 2016

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$245,959	$632	$(808)	$(176)
Short-Duration Government Fund	1,063,323	13,094	(3,469)	9,625
GNMA Fund	157,176	3,019	(42)	2,977

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2016, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2016, SPTC held of record the following:

Government Fund, Cl CAA	100.00%
Government Fund, Cl Y	52.24%
Government II Fund	59.78%
Treasury Fund	92.58%
Treasury II Fund	64.38%
Ultra Short Duration Bond Fund, Cl A	90.24%
Ultra Short Duration Bond Fund, Cl Y	82.15%
Short Duration Government Fund, Cl A	86.21%
Short Duration Government Fund, Cl Y	17.53%
GNMA Fund, Cl A	86.57%
GNMA Fund, Cl Y	63.33%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/ or adjustments were required to the financial statements as of July 31, 2016.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Disclosure of Fund Expenses (Unaudited)

July 31, 2016

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.70	0.20%	$0.99
Class CAA	1,000.00	1,000.70	0.20	0.99
Hypothetical 5% Return
Class A	$1,000.00	$1,023.87	0.20%	$1.01
Class CAA	1,000.00	1,023.87	0.20	1.01
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.70	0.20%	$0.99
Hypothetical 5% Return
Class A	$1,000.00	$1,023.87	0.20%	$1.01

	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.60	0.20%	$0.99
Hypothetical 5% Return
Class A	$1,000.00	$1,023.87	0.20%	$1.01
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.50	0.20%	$0.99
Hypothetical 5% Return
Class A	$1,000.00	$1,023.87	0.20%	$1.01

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	47

Disclosure of Fund Expenses (Unaudited) (Concluded)

July 31, 2016

	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,008.50	0.38%	$1.90
Class Y	1,000.00	1,010.00	0.30	1.50
Hypothetical 5% Return
Class A	$1,000.00	$1,022.97	0.38%	$1.91
Class Y	1,000.00	1,023.37	0.30	1.51
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,011.50	0.48%	$2.40
Class Y	1,000.00	1,012.10	0.38	1.90
Hypothetical 5% Return
Class A	$1,000.00	$1,022.48	0.48%	$2.41
Class Y	1,000.00	1,022.97	0.38	1.91

	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Annualized Expense Ratios	Expenses Paid During Period*
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$1,018.30	0.63%	$3.16
Class Y	1,000.00	1,020.40	0.41	2.06
Hypothetical 5% Return
Class A	$1,000.00	$1,021.73	0.63%	$3.17
Class Y	1,000.00	1,022.82	0.41	2.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time or compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indices.

At the March 28-30 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement (unless operating under an initial two-year term) was either initially approved or, if the Sub-Advisory Agreement was already in effect, renewed at a meeting of the Board during the course of the Trust’s fiscal year. In each case, the Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	49

Board of Trustees’ Considerations in Approving the Advisory Agreement (Unaudited) (Concluded)

The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party, which was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2016

took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2016	51

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SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Susan Cote

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-037 (7/16)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 7, 2016

By:	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: October 7, 2016